Share-Based Compensation (Tables)	12 Months Ended
Feb. 29, 2020
Summary of Classification of Share-Based Compensation Expenses

The following table presents the classification of the Group’s share-based compensation expenses:

	For the year ended
	February 28, 2018	February 28, 2019	February 29, 2020
	RMB	RMB	RMB	USD
General and administrative expenses	21,367	30,159	28,784	4,117
Sales and marketing expenses	2,103	2,088	2,074	297
Total share-based compensation	23,470	32,247	30,858	4,414

Summary of Aggregate Options Activity and Information Regarding Options Outstanding

A summary of the aggregate option activity and information regarding options outstanding as of February 29, 2020 is as follows:

	Number of Options (in 000s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
		RMB	Years	RMB
Options outstanding on March 1, 2019	3,401	13.35	7.80	43,870
Granted	440	32.23	10.00
Forfeited	(315)	23.33	8.54
Expired	—	—	—
Exercised	(36)	10.72	5.78
Options outstanding on February 29, 2020	3,490	14.86	7.06	27,173
Options vested or expected to vest on February 29, 2020	3,526	10.79	7.04	27,523
Options exercisable on February 29, 2020	2,037	11.38	5.94	19,123

Black-Scholes Option Pricing Model
Schedule of Assumptions to Estimate Fair Value of Options Granted

The Group used the Black-Scholes option pricing model and the following assumptions to estimate the fair value of the options granted during the year ended February 28, 2019 and February 29, 2020 with reference to the closing price of the Company on the measurement dates.

	For the year ended
	February 28,	February 29,
	2019	2020
Average risk-free rate of interest	2.6%~2.8%	1.5%~2.0%
Estimated volatility rate	47.4%~48.2%	43.7%~45.8%
Dividend yield	0%	0%
Expected term (years)	2.0~2.5	2.2